Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Operating
Net (loss) income	$ (496)	$ 2,137
Adjustments for items not involving cash:
Non-cash items	11,863	1,547
Changes in non-cash working capital:
Increase in amounts receivable	(3,744)	(209)
Increase in inventories	(3,877)	(446)
(Increase) decrease in prepaid and other assets	(418)	31
(Decrease) in amounts payable and accrued liabilities	(2,432)	(87)
Increase (decrease) in income tax payable	3,124	(592)
Cash provided by operating activities	4,020	2,381
Investing
Exploration and evaluation assets and expenditures	(112)	(431)
Purchase of mineral property, plant and equipment	(3,468)	(3,155)
Increase in other long-term assets	(443)	(114)
Cash used in investing activities	(4,023)	(3,700)
Financing
Borrowings	1,329
Proceeds from stock options and warrants exercised	572
Proceeds from shares issued for cash	16
Withholding taxes on settlement of share-based payments	(141)	(2)
Lease payments	(381)	(223)
Cash provided (used) in financing activities	1,395	(225)
Net increase (decrease) in cash	1,392	(1,544)
Cash at beginning of the period	7,770	8,331
Cash at end of the period	9,162	6,787
Taxes paid in cash		994
Interest paid on leases	$ 88	$ 70